Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of trade receivables [text block]

	For the year ended December 31
in 000€	2017	2016	2015
Trade receivables	36,572	27,990	23,348
Amortization receivables	(990)	(511)	(505)
Total	35,582	27,479	22,843

Disclosure of impairment loss (reversal of impairment loss) on trade receivables [text block]
in 000€
At January 1, 2015	(290)
Addition	(424)
Usage	39
Reversal	170
At December 31, 2015	(505)
At January 1, 2016	(505)
Addition	(266)
Usage	190
Reversal	70
At December 31, 2016	(511)
At January 1, 2017	(511)
Addition	(620)
Usage	12
Reversal	129
At December 31, 2017	(990)